REVENUES AND COST OF REVENUES (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION REVENUE

The following table identifies the disaggregation of the Company’s revenues for the six months ended June 30, 2026 and 2025, respectively:

	For the six months end June 30,
	2026	2025
Revenues
Electric vehicles and accessories sales	$13,082,963	$12,091,762

AI infrastructure services	1,504,021	-

Total revenues accounted for under ASC Topic 606	$14,586,984	$12,091,762

SCHEDULE OF COST OF REVENUES

	For the six months end June 30,
	2026	2025
Cost of revenues
Electric vehicles and accessories	$11,407,537	$10,149,305
AI infrastructure services	1,254,043	-

Total cost of revenues	$12,661,580	$10,149,305